Leases - Lease Cost (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Finance lease cost:
Amortization of right-of-use assets	$ 1.2
Interest on lease liabilities	0.2
Net finance lease cost	1.4
Operating lease cost	14.5
Variable lease cost	0.3
Sublease income	(0.1)
Total lease cost	$ 16.1